Net (Loss) Income Per Share (“EPS”)	4 Months Ended	6 Months Ended
	Dec. 31, 2025	Jun. 30, 2026
Restructuring Cost and Reserve [Line Items]
Net (Loss) Income Per Share (“EPS”)

Note 17. Net (Loss) Income Per Share (“EPS”)

The Company applies the two-class method when computing EPS attributable to common stockholders in accordance with ASC Topic 260, Earnings per Share (“ASC Topic 260”). Under ASC Topic 260, entities that have multiple classes of common stock or have issued securities other than common stock that participate in dividends with common stock (i.e., participating securities) are required to apply the two-class method to compute EPS.

The two-class method determines earnings per share for each class of common stock and participating securities, if any, according to dividends declared or accumulated and participation rights in undistributed earnings. The two-class method requires income available to common stockholders for the period to be allocated between common stock and participating securities based upon their respective rights to share in the undistributed earnings as if all such earnings had been distributed during the period. There were no participating securities during the reporting periods, and no allocation of earnings to participating securities was required during the reporting periods. Because the Company had both Class A Common Stock and Class B Common Stock outstanding during the reporting periods, undistributed earnings were allocated between the two classes of common stock based on their respective rights to participate in such earnings. ASC Topic 260 does not provide a specific example of calculating diluted EPS under the two-class method. Accordingly, the Company has applied the reallocation method, under which the numerator used in the diluted EPS calculation reflects the reversal of undistributed earnings allocated in the basic EPS calculation and the reallocation of undistributed earnings to the classes of common stock assumed to be outstanding during the reporting period.

Basic EPS is calculated by dividing net (loss) income attributable to the applicable class of common stockholders by the weighted average number of respective common stock outstanding during the reporting period.

Diluted EPS is calculated by dividing net (loss) income attributable to common stockholders, adjusted for the impact of dilutive securities, by the weighted-average number of common stock outstanding, including the effect of all potentially dilutive shares. In the calculation of diluted EPS, the more dilutive of the two-class method or the if-converted method are used. For the periods presented, the Company determined that the two-class method and the if-converted method resulted in the same diluted earnings per share and, accordingly, applied the if-converted method for presentation purposes. Under the if-converted method, Class B Common Stock is assumed to have converted into Class A Common Stock for purposes of calculating diluted earnings (loss) per share for Class A Common Stock.

On May 8, 2026, the Company consummated the Business Combination described in Note 2 – Business Combination, which was accounted for as a reverse recapitalization. Accordingly, all shares presented for periods prior to the Business Combination have been retrospectively adjusted to reflect the exchange ratio established in the Business Combination Agreement.

The Company has two classes of common stock, Class A Common Stock and Class B Common Stock. Holders of Class A Common Stock and Class B Common Stock participate equally in dividends and distributions on a per-share basis. Because the participating rights of the two classes are identical, basic and diluted earnings (loss) per share are the same for each class of common stock for all periods presented in which both classes were outstanding. For the three and six months ended June 30, 2025, no shares of Class A Common Stock were outstanding. Accordingly, basic earnings (loss) per share information has been presented separately by class where applicable.

The following table sets forth the computation of basic and diluted net loss per share for the three months ended June 30, 2026:

	For the three months ended June 30,
	2026	2025
Numerator:
Net (loss) income	$(75,047)	$2,530

Net loss attributable to common stockholders - basic - Class A	$(25,830)	$-
Net (loss) income attributable to common stockholders - basic - Class B	$(49,217)	$2,530

Net (loss) income attributable to common stockholders - dilutive - Class A	$(75,047)	$2,530

Denominator:
Weighted average common shares outstanding - basic - Class A	15,499,251	-
Weighted average common shares outstanding - basic - Class B	29,533,018	29,533,018

Incremental Shares - PIU - Class A	-	12,550,730
Incremental Shares - Class B conversion to Class A	29,533,018	29,533,018

Weighted average common shares outstanding - dilutive - Class A	45,032,269	42,083,748

Earnings (loss) per share
Net loss per share - basic - Class A	$(1.67)	N/A
Net (loss) income per share - basic - Class B	$(1.67)	$0.09

Net (loss) income per share - dilutive - Class A	$(1.67)	$0.06

The following table sets forth the computation of basic and diluted net loss per share for the six months ended June 30, 2026:

	For the six months ended June 30,
	2026	2025
Numerator:
Net (loss) income	$(79,165)	$2,551

Net loss attributable to common stockholders - basic - Class A	$(17,471)	$-
Net (loss) income attributable to common stockholders - basic - Class B	$(61,694)	$2,551

Net (loss) income attributable to common stockholders - dilutive - Class A	$(79,165)	$2,551

Denominator:
Weighted average common shares outstanding - basic - Class A	8,363,328	-
Weighted average common shares outstanding - basic - Class B	29,533,018	29,533,018

Incremental Shares - PIU - Class A	-	12,536,544
Incremental Shares - Class B conversion to Class A	29,533,018	29,533,018

Weighted average common shares outstanding - dilutive - Class A	37,896,346	42,069,562

Earnings (loss) per share
Net loss per share - basic - Class A	$(2.09)	N/A
Net (loss) income per share - basic - Class B	$(2.09)	$0.09

Net (loss) income per share - dilutive - Class A	$(2.09)	$0.06

The Company reported net losses for the three and six months ended June 30, 2026. Accordingly, the inclusion of potential common shares would have been anti-dilutive and diluted net loss per share was therefore equal to basic net loss per share for those periods. Potential common shares excluded from diluted net loss per share consisted of outstanding warrants and shares issuable pursuant to contingent share arrangements (see Note 2 – Business Combination) for which the applicable performance conditions had been satisfied as of June 30, 2026. Although such contingent shares were issued during the period, they would otherwise have been included in diluted earnings per share from the beginning of the reporting period pursuant to ASC 260 and were excluded because their effect would have been anti-dilutive.

Anti-dilutive securities	June 30, 2026
Warrants	7,358,535
Contingent shares	11,304,750
Total	18,663,285

Boost Run Holdings LLC [Member]
Restructuring Cost and Reserve [Line Items]
Net (Loss) Income Per Share (“EPS”)

Note 13. Earnings (Loss) Per Unit

The Company has structured its equity interests into three classes of units: Class A, Class B and Class C. Class A consisted of 8,500 units as of December 31, 2025 and December 31, 2024. During 2025, the Company granted 506 restricted Class B and 128 Class C units. Class B Units (otherwise known as Profit Interest Units) are subject to a service-based vesting schedule and have a Participation Threshold of $1,000 or $4,418 per unit. Class C units have a Participation Threshold of $6,394 per unit.

The Company computes its basic earnings (loss) per unit (“Basic EPU”) and diluted earnings (loss) per unit (“Diluted EPU”) using the two-class method. The allocation of earnings between Class A, Profit Interest Units and Class C units is determined based on their respective economic rights and target capital accounts in relation to the Company’s undistributed earnings. Basic EPU is computed as net income (loss) divided by the weighted-average number of units outstanding for the period. Diluted EPU reflects the potential dilution that could occur using the treasury stock and if-converted methods, as applicable.

As the Company incurred a net loss for the year ended December 31, 2025 and the Profit Interest Units are not obligated to share losses, the related Participation Threshold was not met for the year ended December 31, 2025, the Profit Interest Units were not eligible for distributions for both periods presented. As such, the Profit Interest Units are excluded from the Basic EPU computation, as their income allocation would be zero.

The Profit Interest Units are not convertible into Class A units and were therefore not considered under the if-converted method for the Diluted EPU computation. In addition, inclusion of the Profit Interest Units would have no dilutive impact on the Diluted EPU, as there were no earnings allocations as discussed above and their effect would be zero per unit. Accordingly, the Profit Interest Units were excluded from the Diluted EPU computation.

The Class C units were excluded from the Basic and Diluted EPU computation because the income distribution threshold was not met for the year ended December 31, 2025, therefore the earnings per share for Class C units is zero for the period presented.

Refer to the consolidated statements of operations for the computations of Basic and Diluted EPU. There were no adjustments to the numerator or denominator for the periods presented.